Fidelity GNMA Fund
Fund Summary Fund: Fidelity® GNMA Fund
Investment Objective
The fund seeks a high level of current income consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity GNMA Fund Class: Fidelity GNMA Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity GNMA Fund Class: Fidelity GNMA Fund
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity GNMA Fund Class: Fidelity GNMA Fund
1 year	46
3 years	144
5 years	252
10 years	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 367% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes.
  Investing in other U.S. Government securities and instruments related to U.S. Government securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® GNMA Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.76%	September 30, 2001
Lowest Quarter Return	-0.91%	June 30, 2004
Year-to-Date Return	3.46%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Fidelity GNMA Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity GNMA Fund	7.00%	6.38%	5.67%
Return After Taxes on Distributions Class: Fidelity GNMA Fund	4.94%	4.53%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity GNMA Fund	4.59%	4.37%	3.78%
Barclays Capital�� GNMA Index (reflects no deduction for fees, expenses, or taxes)	6.67%	6.29%	5.86%

Fidelity Income Replacement 2016 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Income Replacement 2016 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2016 Fund Class: Fidelity Income Replacement 2016 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2016 Fund Class: Fidelity Income Replacement 2016 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.48%
Total annual operating expenses	[1]	0.48%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2016 Fund Class: Fidelity Income Replacement 2016 Fund
1 year	49
3 years	154
5 years	269
10 years	604

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	2.77%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2016 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2016 Fund	8.71%	2.54%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2016 Fund	7.86%	1.48%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2016 Fund	5.71%	1.56%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2018 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Income Replacement 2018 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2018 Fund Class: Fidelity Income Replacement 2018 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2018 Fund Class: Fidelity Income Replacement 2018 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.52%
Total annual operating expenses	[1]	0.52%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2018 Fund Class: Fidelity Income Replacement 2018 Fund
1 year	53
3 years	167
5 years	291
10 years	653

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.10%	December 31, 2008
Year-to-Date Return	3.10%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2018 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2018 Fund	9.84%	2.58%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2018 Fund	9.01%	1.52%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2018 Fund	6.47%	1.59%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2020 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Income Replacement 2020 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2020 Fund Class: Fidelity Income Replacement 2020 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2020 Fund Class: Fidelity Income Replacement 2020 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.54%
Total annual operating expenses	[1]	0.54%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2020 Fund Class: Fidelity Income Replacement 2020 Fund
1 year	55
3 years	173
5 years	302
10 years	677

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	3.34%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2020 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2020 Fund	10.65%	2.48%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2020 Fund	9.84%	1.49%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2020 Fund	7.00%	1.56%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2022 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Income Replacement 2022 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2022 Fund Class: Fidelity Income Replacement 2022 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2022 Fund Class: Fidelity Income Replacement 2022 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.56%
Total annual operating expenses	[1]	0.56%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2022 Fund Class: Fidelity Income Replacement 2022 Fund
1 year	57
3 years	179
5 years	313
10 years	701

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	3.50%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2022 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2022 Fund	11.26%	2.49%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2022 Fund	10.47%	1.47%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2022 Fund	7.42%	1.55%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2024 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Income Replacement 2024 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2024 Fund Class: Fidelity Income Replacement 2024 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2024 Fund Class: Fidelity Income Replacement 2024 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.58%
Total annual operating expenses	[1]	0.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2024 Fund Class: Fidelity Income Replacement 2024 Fund
1 year	59
3 years	186
5 years	324
10 years	726

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.56%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	3.61%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2024 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2024 Fund	11.62%	2.45%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2024 Fund	10.83%	1.45%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2024 Fund	7.66%	1.53%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2026 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Income Replacement 2026 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2026 Fund Class: Fidelity Income Replacement 2026 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2026 Fund Class: Fidelity Income Replacement 2026 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.58%
Total annual operating expenses	[1]	0.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2026 Fund Class: Fidelity Income Replacement 2026 Fund
1 year	59
3 years	186
5 years	324
10 years	726

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.93%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2026 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2026 Fund	11.95%	2.31%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2026 Fund	11.19%	1.34%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2026 Fund	7.88%	1.45%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2028 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Income Replacement 2028 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2028 Fund Class: Fidelity Income Replacement 2028 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2028 Fund Class: Fidelity Income Replacement 2028 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.60%
Total annual operating expenses	[1]	0.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2028 Fund Class: Fidelity Income Replacement 2028 Fund
1 year	61
3 years	192
5 years	335
10 years	750

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	3.76%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2028 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2028 Fund	12.14%	2.25%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2028 Fund	11.37%	1.34%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2028 Fund	8.01%	1.42%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2030 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Income Replacement 2030 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2030 Fund Class: Fidelity Income Replacement 2030 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2030 Fund Class: Fidelity Income Replacement 2030 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.60%
Total annual operating expenses	[1]	0.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2030 Fund Class: Fidelity Income Replacement 2030 Fund
1 year	61
3 years	192
5 years	335
10 years	750

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.37%	December 31, 2008
Year-to-Date Return	3.79%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2030 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2030 Fund	12.37%	2.20%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2030 Fund	11.67%	1.29%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2030 Fund	8.17%	1.39%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2032 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Income Replacement 2032 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2032 Fund Class: Fidelity Income Replacement 2032 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2032 Fund Class: Fidelity Income Replacement 2032 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.61%
Total annual operating expenses	[1]	0.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2032 Fund Class: Fidelity Income Replacement 2032 Fund
1 year	62
3 years	195
5 years	340
10 years	762

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.79%	December 31, 2008
Year-to-Date Return	3.83%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2032 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2032 Fund	12.52%	2.09%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2032 Fund	11.79%	1.12%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2032 Fund	8.27%	1.27%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2034 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Income Replacement 2034 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2034 Fund Class: Fidelity Income Replacement 2034 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2034 Fund Class: Fidelity Income Replacement 2034 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.62%
Total annual operating expenses	[1]	0.62%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2034 Fund Class: Fidelity Income Replacement 2034 Fund
1 year	63
3 years	199
5 years	346
10 years	774

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.25%	June 30, 2009
Lowest Quarter Return	-15.15%	December 31, 2008
Year-to-Date Return	3.87%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2034 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2034 Fund	12.71%	1.91%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2034 Fund	11.98%	1.06%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2034 Fund	8.39%	1.20%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2036 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Income Replacement 2036 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2036 Fund Class: Fidelity Income Replacement 2036 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2036 Fund Class: Fidelity Income Replacement 2036 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.63%
Total annual operating expenses	[1]	0.63%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2036 Fund Class: Fidelity Income Replacement 2036 Fund
1 year	64
3 years	202
5 years	351
10 years	786

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	3.93%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2036 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2036 Fund	12.92%	1.83%	[1]	Aug 30, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2036 Fund	12.22%	0.88%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2036 Fund	8.54%	1.04%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2038 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Income Replacement 2038 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2038 Fund Class: Fidelity Income Replacement 2038 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2038 Fund Class: Fidelity Income Replacement 2038 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.64%
Total annual operating expenses	[1]	0.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2038 Fund Class: Fidelity Income Replacement 2038 Fund
1 year	65
3 years	205
5 years	357
10 years	798

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2009
Lowest Quarter Return	-16.16%	December 31, 2008
Year-to-Date Return	4.00%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2038 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2038 Fund	13.23%	0.70%	[1]	Dec 31, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2038 Fund	12.48%	(0.09%)	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2038 Fund	8.75%	0.17%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2040 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Income Replacement 2040 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2040 Fund Class: Fidelity Income Replacement 2040 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2040 Fund Class: Fidelity Income Replacement 2040 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.65%
Total annual operating expenses	[1]	0.65%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2040 Fund Class: Fidelity Income Replacement 2040 Fund
1 year	66
3 years	208
5 years	362
10 years	810

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.44%	December 31, 2008
Year-to-Date Return	4.11%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2040 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2040 Fund	13.67%	0.83%	[1]	Dec 31, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2040 Fund	12.92%	0.05%	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2040 Fund	9.04%	0.29%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2042 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Income Replacement 2042 Fund
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Income Replacement 2042 Fund Class: Fidelity Income Replacement 2042 Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Income Replacement 2042 Fund Class: Fidelity Income Replacement 2042 Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.66%
Total annual operating expenses	[1]	0.66%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Income Replacement 2042 Fund Class: Fidelity Income Replacement 2042 Fund
1 year	67
3 years	211
5 years	368
10 years	822

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.60%	December 31, 2008
Year-to-Date Return	4.16%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Income Replacement 2042 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Income Replacement 2042 Fund	13.75%	0.86%	[1]	Dec 31, 2007
Return After Taxes on Distributions Class: Fidelity Income Replacement 2042 Fund	13.00%	0.09%	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Income Replacement 2042 Fund	9.10%	0.32%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2016 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2016 Fund - Class A		Fidelity Income Replacement 2016 Fund - Class T		Fidelity Income Replacement 2016 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2016 Fund		Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.48%	0.48%	0.48%
Total annual operating expenses	[1]	0.73%	0.98%	1.48%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2016 Fund (USD $)	Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
1 year	645	446	251
3 years	795	651	468
5 years	958	873	808
10 years	1,429	1,509	1,768

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2016 Fund (USD $)	Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
1 year	645	446	151
3 years	795	651	468
5 years	958	873	808
10 years	1,429	1,509	1,768

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.42%	June 30, 2009
Lowest Quarter Return	-9.90%	December 31, 2008
Year-to-Date Return	2.64%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2016 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class A	2.21%	0.48%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class T	4.39%	0.94%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class C	6.63%	1.52%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2016 Fund - Class A	1.49%	(0.47%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2016 Fund - Class A	1.48%	(0.13%)	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2018 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2018 Fund - Class A		Fidelity Income Replacement 2018 Fund - Class T		Fidelity Income Replacement 2018 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2018 Fund		Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.52%	0.52%	0.52%
Total annual operating expenses	[1]	0.77%	1.02%	1.52%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2018 Fund (USD $)	Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
1 year	649	450	255
3 years	807	663	480
5 years	978	894	829
10 years	1,474	1,554	1,813

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2018 Fund (USD $)	Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
1 year	649	450	155
3 years	807	663	480
5 years	978	894	829
10 years	1,474	1,554	1,813

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.57%	June 30, 2009
Lowest Quarter Return	-11.16%	December 31, 2008
Year-to-Date Return	2.97%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2018 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class A	3.28%	0.53%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class T	5.47%	0.99%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class C	7.76%	1.57%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2018 Fund - Class A	2.58%	(0.43%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2018 Fund - Class A	2.20%	(0.09%)	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2020 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2020 Fund	Fidelity Income Replacement 2020 Fund - Class A		Fidelity Income Replacement 2020 Fund - Class T		Fidelity Income Replacement 2020 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2020 Fund		Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.54%	0.54%	0.54%
Total annual operating expenses	[1]	0.79%	1.04%	1.54%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2020 Fund (USD $)	Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
1 year	651	452	257
3 years	813	669	486
5 years	989	904	839
10 years	1,497	1,577	1,834

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2020 Fund (USD $)	Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
1 year	651	452	157
3 years	813	669	486
5 years	989	904	839
10 years	1,497	1,577	1,834

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.46%	June 30, 2009
Lowest Quarter Return	-12.17%	December 31, 2008
Year-to-Date Return	3.21%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2020 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class A	4.05%	0.43%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class T	6.28%	0.89%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class C	8.58%	1.46%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2020 Fund - Class A	3.38%	(0.45%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2020 Fund - Class A	2.71%	(0.12%)	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2022 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2022 Fund - Class A		Fidelity Income Replacement 2022 Fund - Class T		Fidelity Income Replacement 2022 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2022 Fund		Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.56%	0.56%	0.56%
Total annual operating expenses	[1]	0.81%	1.06%	1.56%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2022 Fund (USD $)	Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
1 year	653	454	259
3 years	819	675	493
5 years	999	914	850
10 years	1,519	1,599	1,856

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2022 Fund (USD $)	Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
1 year	653	454	159
3 years	819	675	493
5 years	999	914	850
10 years	1,519	1,599	1,856

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.04%	June 30, 2009
Lowest Quarter Return	-12.82%	December 31, 2008
Year-to-Date Return	3.38%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2022 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class A	4.60%	0.43%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class T	6.83%	0.89%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class C	9.15%	1.47%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2022 Fund - Class A	3.95%	(0.48%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2022 Fund - Class A	3.09%	(0.13%)	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2024 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2024 Fund	Fidelity Income Replacement 2024 Fund - Class A		Fidelity Income Replacement 2024 Fund - Class T		Fidelity Income Replacement 2024 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2024 Fund		Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual operating expenses	[1]	0.83%	1.08%	1.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2024 Fund (USD $)	Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
1 year	655	456	261
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2024 Fund (USD $)	Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
1 year	655	456	161
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	-13.35%	December 31, 2008
Year-to-Date Return	3.48%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2024 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class A	4.96%	0.40%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class T	7.19%	0.86%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class C	9.52%	1.42%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2024 Fund - Class A	4.31%	(0.49%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2024 Fund - Class A	3.33%	(0.15%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2026 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2026 Fund	Fidelity Income Replacement 2026 Fund - Class A		Fidelity Income Replacement 2026 Fund - Class T		Fidelity Income Replacement 2026 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2026 Fund		Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual operating expenses	[1]	0.83%	1.08%	1.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2026 Fund (USD $)	Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
1 year	655	456	261
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2026 Fund (USD $)	Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
1 year	655	456	161
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.89%	June 30, 2009
Lowest Quarter Return	-13.76%	December 31, 2008
Year-to-Date Return	3.56%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2026 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class A	5.23%	0.26%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class T	7.48%	0.72%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class C	9.82%	1.29%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2026 Fund - Class A	4.62%	(0.61%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2026 Fund - Class A	3.51%	(0.23%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2028 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2028 Fund - Class A		Fidelity Income Replacement 2028 Fund - Class T		Fidelity Income Replacement 2028 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2028 Fund		Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2028 Fund (USD $)	Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
1 year	657	458	263
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2028 Fund (USD $)	Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
1 year	657	458	163
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	-14.10%	December 31, 2008
Year-to-Date Return	3.60%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2028 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class A	5.46%	0.21%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class T	7.69%	0.66%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class C	10.02%	1.23%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2028 Fund - Class A	4.82%	(0.60%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2028 Fund - Class A	3.66%	(0.26%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2030 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2030 Fund - Class A		Fidelity Income Replacement 2030 Fund - Class T		Fidelity Income Replacement 2030 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2030 Fund		Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2030 Fund (USD $)	Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
1 year	657	458	263
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2030 Fund (USD $)	Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
1 year	657	458	163
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.51%	June 30, 2009
Lowest Quarter Return	-14.40%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2030 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class A	5.64%	0.15%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class T	7.89%	0.61%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class C	10.26%	1.19%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2030 Fund - Class A	5.07%	(0.65%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2030 Fund - Class A	3.79%	(0.28%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2032 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2032 Fund	Fidelity Income Replacement 2032 Fund - Class A		Fidelity Income Replacement 2032 Fund - Class T		Fidelity Income Replacement 2032 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2032 Fund		Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.61%	0.61%	0.61%
Total annual operating expenses	[1]	0.86%	1.11%	1.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2032 Fund (USD $)	Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
1 year	658	459	264
3 years	834	691	508
5 years	1,024	940	876
10 years	1,575	1,654	1,911

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2032 Fund (USD $)	Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
1 year	658	459	164
3 years	834	691	508
5 years	1,024	940	876
10 years	1,575	1,654	1,911

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.84%	June 30, 2009
Lowest Quarter Return	-14.83%	December 31, 2008
Year-to-Date Return	3.71%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2032 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class A	5.79%	0.04%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class T	8.05%	0.50%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class C	10.42%	1.07%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2032 Fund - Class A	5.20%	(0.82%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2032 Fund - Class A	3.89%	(0.41%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2034 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2034 Fund	Fidelity Income Replacement 2034 Fund - Class A		Fidelity Income Replacement 2034 Fund - Class T		Fidelity Income Replacement 2034 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2034 Fund		Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.62%	0.62%	0.62%
Total annual operating expenses	[1]	0.87%	1.12%	1.62%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2034 Fund (USD $)	Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
1 year	659	460	265
3 years	837	694	511
5 years	1,029	945	881
10 years	1,586	1,665	1,922

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2034 Fund (USD $)	Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
1 year	659	460	165
3 years	837	694	511
5 years	1,029	945	881
10 years	1,586	1,665	1,922

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.21%	June 30, 2009
Lowest Quarter Return	-15.21%	December 31, 2008
Year-to-Date Return	3.75%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2034 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class A	5.98%	(0.12%)	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class T	8.25%	0.33%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class C	10.58%	0.90%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2034 Fund - Class A	5.38%	(0.87%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2034 Fund - Class A	4.01%	(0.48%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2036 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2036 Fund	Fidelity Income Replacement 2036 Fund - Class A		Fidelity Income Replacement 2036 Fund - Class T		Fidelity Income Replacement 2036 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2036 Fund		Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.63%	0.63%	0.63%
Total annual operating expenses	[1]	0.88%	1.13%	1.63%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2036 Fund (USD $)	Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
1 year	660	461	266
3 years	840	697	514
5 years	1,035	950	887
10 years	1,597	1,677	1,933

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2036 Fund (USD $)	Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
1 year	660	461	166
3 years	840	697	514
5 years	1,035	950	887
10 years	1,597	1,677	1,933

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.64%	June 30, 2009
Lowest Quarter Return	-15.69%	December 31, 2008
Year-to-Date Return	3.81%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2036 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class A	6.17%	(0.21%)	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class T	8.42%	0.25%	[1]	Aug 30, 2007
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class C	10.80%	0.81%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2036 Fund - Class A	5.61%	(1.06%)	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2036 Fund - Class A	4.15%	(0.63%)	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2038 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2038 Fund	Fidelity Income Replacement 2038 Fund - Class A		Fidelity Income Replacement 2038 Fund - Class T		Fidelity Income Replacement 2038 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2038 Fund		Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.64%	0.64%	0.64%
Total annual operating expenses	[1]	0.89%	1.14%	1.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2038 Fund (USD $)	Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
1 year	661	462	267
3 years	843	700	517
5 years	1,040	956	892
10 years	1,608	1,688	1,944

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2038 Fund (USD $)	Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
1 year	661	462	167
3 years	843	700	517
5 years	1,040	956	892
10 years	1,608	1,688	1,944

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.12%	June 30, 2009
Lowest Quarter Return	-16.23%	December 31, 2008
Year-to-Date Return	3.87%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2038 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class A	6.43%	(1.52%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class T	8.73%	(0.99%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class C	11.10%	(0.30%)	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2038 Fund - Class A	5.82%	(2.21%)	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2038 Fund - Class A	4.32%	(1.65%)	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2040 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2040 Fund	Fidelity Income Replacement 2040 Fund - Class A		Fidelity Income Replacement 2040 Fund - Class T		Fidelity Income Replacement 2040 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2040 Fund		Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.65%	0.65%	0.65%
Total annual operating expenses	[1]	0.90%	1.15%	1.65%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2040 Fund (USD $)	Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
1 year	662	463	268
3 years	845	703	520
5 years	1,045	961	897
10 years	1,619	1,699	1,955

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2040 Fund (USD $)	Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
1 year	662	463	168
3 years	845	703	520
5 years	1,045	961	897
10 years	1,619	1,699	1,955

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.39%	June 30, 2009
Lowest Quarter Return	-16.50%	December 31, 2008
Year-to-Date Return	3.99%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2040 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class A	6.87%	(1.39%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class T	9.14%	(0.86%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class C	11.54%	(0.18%)	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2040 Fund - Class A	6.26%	(2.06%)	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2040 Fund - Class A	4.62%	(1.53%)	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2042 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2042 Fund	Fidelity Income Replacement 2042 Fund - Class A		Fidelity Income Replacement 2042 Fund - Class T		Fidelity Income Replacement 2042 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2042 Fund		Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.66%	0.66%	0.66%
Total annual operating expenses	[1]	0.91%	1.16%	1.66%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2042 Fund (USD $)	Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
1 year	663	464	269
3 years	848	706	523
5 years	1,050	966	902
10 years	1,630	1,710	1,965

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2042 Fund (USD $)	Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
1 year	663	464	169
3 years	848	706	523
5 years	1,050	966	902
10 years	1,630	1,710	1,965

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.61%	June 30, 2009
Lowest Quarter Return	-16.64%	December 31, 2008
Year-to-Date Return	4.03%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2042 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class A	6.93%	(1.36%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class T	9.22%	(0.83%)	[1]	Dec 31, 2007
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class C	11.63%	(0.14%)	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2042 Fund - Class A	6.33%	(2.03%)	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2042 Fund - Class A	4.66%	(1.50%)	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2016 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2016 Fund Fidelity Income Replacement 2016 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2016 Fund Fidelity Income Replacement 2016 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.48%
Total annual operating expenses	[1]	0.48%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2016 Fund Fidelity Income Replacement 2016 Fund - Institutional Class
1 year	49
3 years	154
5 years	269
10 years	604

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	2.77%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2016 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2016 Fund - Institutional Class	8.71%	2.54%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2016 Fund - Institutional Class	7.86%	1.48%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2016 Fund - Institutional Class	5.71%	1.56%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2018 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2018 Fund Fidelity Income Replacement 2018 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2018 Fund Fidelity Income Replacement 2018 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.52%
Total annual operating expenses	[1]	0.52%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2018 Fund Fidelity Income Replacement 2018 Fund - Institutional Class
1 year	53
3 years	167
5 years	291
10 years	653

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.12%	December 31, 2008
Year-to-Date Return	3.10%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2018 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2018 Fund - Institutional Class	9.82%	2.58%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2018 Fund - Institutional Class	8.99%	1.52%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2018 Fund - Institutional Class	6.45%	1.59%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2020 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2020 Fund Fidelity Income Replacement 2020 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2020 Fund Fidelity Income Replacement 2020 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.54%
Total annual operating expenses	[1]	0.54%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2020 Fund Fidelity Income Replacement 2020 Fund - Institutional Class
1 year	55
3 years	173
5 years	302
10 years	677

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	3.32%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2020 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2020 Fund - Institutional Class	10.67%	2.48%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2020 Fund - Institutional Class	9.87%	1.50%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2020 Fund - Institutional Class	7.02%	1.57%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2022 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2022 Fund Fidelity Income Replacement 2022 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2022 Fund Fidelity Income Replacement 2022 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.56%
Total annual operating expenses	[1]	0.56%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2022 Fund Fidelity Income Replacement 2022 Fund - Institutional Class
1 year	57
3 years	179
5 years	313
10 years	701

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program® is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	3.50%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2022 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2022 Fund - Institutional Class	11.26%	2.49%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2022 Fund - Institutional Class	10.47%	1.47%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2022 Fund - Institutional Class	7.42%	1.55%	[1]	Aug 30, 2007
Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2024 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2024 Fund Fidelity Income Replacement 2024 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2024 Fund Fidelity Income Replacement 2024 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.58%
Total annual operating expenses	[1]	0.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2024 Fund Fidelity Income Replacement 2024 Fund - Institutional Class
1 year	59
3 years	186
5 years	324
10 years	726

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.59%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	3.61%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2024 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2024 Fund - Institutional Class	11.62%	2.45%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2024 Fund - Institutional Class	10.83%	1.45%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2024 Fund - Institutional Class	7.66%	1.53%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2026 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2026 Fund Fidelity Income Replacement 2026 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2026 Fund Fidelity Income Replacement 2026 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.58%
Total annual operating expenses	[1]	0.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2026 Fund Fidelity Income Replacement 2026 Fund - Institutional Class
1 year	59
3 years	186
5 years	324
10 years	726

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.96%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2026 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2026 Fund - Institutional Class	11.95%	2.31%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2026 Fund - Institutional Class	11.19%	1.34%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2026 Fund - Institutional Class	7.88%	1.45%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2028 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2028 Fund Fidelity Income Replacement 2028 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2028 Fund Fidelity Income Replacement 2028 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.60%
Total annual operating expenses	[1]	0.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2028 Fund Fidelity Income Replacement 2028 Fund - Institutional Class
1 year	61
3 years	192
5 years	335
10 years	750

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	3.76%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2028 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2028 Fund - Institutional Class	12.14%	2.25%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2028 Fund - Institutional Class	11.37%	1.34%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2028 Fund - Institutional Class	8.01%	1.42%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2030 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2030 Fund Fidelity Income Replacement 2030 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2030 Fund Fidelity Income Replacement 2030 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.60%
Total annual operating expenses	[1]	0.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2030 Fund Fidelity Income Replacement 2030 Fund - Institutional Class
1 year	61
3 years	192
5 years	335
10 years	750

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.34%	December 31, 2008
Year-to-Date Return	3.79%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2030 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2030 Fund - Institutional Class	12.37%	2.20%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2030 Fund - Institutional Class	11.67%	1.29%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2030 Fund - Institutional Class	8.17%	1.39%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2032 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2032 Fund Fidelity Income Replacement 2032 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2032 Fund Fidelity Income Replacement 2032 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.61%
Total annual operating expenses	[1]	0.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2032 Fund Fidelity Income Replacement 2032 Fund - Institutional Class
1 year	62
3 years	195
5 years	340
10 years	762

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.77%	December 31, 2008
Year-to-Date Return	3.83%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2032 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2032 Fund - Institutional Class	12.52%	2.09%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2032 Fund - Institutional Class	11.79%	1.12%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2032 Fund - Institutional Class	8.27%	1.27%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2034 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2034 Fund Fidelity Income Replacement 2034 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2034 Fund Fidelity Income Replacement 2034 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.62%
Total annual operating expenses	[1]	0.62%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2034 Fund Fidelity Income Replacement 2034 Fund - Institutional Class
1 year	63
3 years	199
5 years	346
10 years	774

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.28%	June 30, 2009
Lowest Quarter Return	-15.17%	December 31, 2008
Year-to-Date Return	3.89%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2034 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2034 Fund - Institutional Class	12.71%	1.91%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2034 Fund - Institutional Class	11.98%	1.06%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2034 Fund - Institutional Class	8.39%	1.20%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2036 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2036 Fund Fidelity Income Replacement 2036 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2036 Fund Fidelity Income Replacement 2036 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.63%
Total annual operating expenses	[1]	0.63%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2036 Fund Fidelity Income Replacement 2036 Fund - Institutional Class
1 year	64
3 years	202
5 years	351
10 years	786

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	3.93%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2036 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2036 Fund - Institutional Class	12.94%	1.83%	[1]	Aug 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2036 Fund - Institutional Class	12.24%	0.88%	[1]	Aug 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2036 Fund - Institutional Class	8.56%	1.04%	[1]	Aug 30, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2038 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2038 Fund Fidelity Income Replacement 2038 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2038 Fund Fidelity Income Replacement 2038 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.64%
Total annual operating expenses	[1]	0.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2038 Fund Fidelity Income Replacement 2038 Fund - Institutional Class
1 year	65
3 years	205
5 years	357
10 years	798

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.19%	June 30, 2009
Lowest Quarter Return	-16.18%	December 31, 2008
Year-to-Date Return	4.02%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2038 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2038 Fund - Institutional Class	13.21%	0.70%	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2038 Fund - Institutional Class	12.46%	(0.09%)	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2038 Fund - Institutional Class	8.73%	0.17%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2040 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2040 Fund Fidelity Income Replacement 2040 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2040 Fund Fidelity Income Replacement 2040 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.65%
Total annual operating expenses	[1]	0.65%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2040 Fund Fidelity Income Replacement 2040 Fund - Institutional Class
1 year	66
3 years	208
5 years	362
10 years	810

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.46%	December 31, 2008
Year-to-Date Return	4.11%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2040 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2040 Fund - Institutional Class	13.67%	0.83%	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2040 Fund - Institutional Class	12.92%	0.05%	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2040 Fund - Institutional Class	9.04%	0.29%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2042 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM Institutional
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Income Replacement 2042 Fund Fidelity Income Replacement 2042 Fund - Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Income Replacement 2042 Fund Fidelity Income Replacement 2042 Fund - Institutional Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.66%
Total annual operating expenses	[1]	0.66%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Income Replacement 2042 Fund Fidelity Income Replacement 2042 Fund - Institutional Class
1 year	67
3 years	211
5 years	368
10 years	822

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.58%	December 31, 2008
Year-to-Date Return	4.14%	June 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Income Replacement 2042 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2042 Fund - Institutional Class	13.75%	0.87%	[1]	Dec 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2042 Fund - Institutional Class	13.00%	0.09%	[1]	Dec 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2042 Fund - Institutional Class	9.10%	0.32%	[1]	Dec 31, 2007
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec 31, 2007
[1]	From December 31, 2007.

Retail | Fidelity Ultra-Short Bond Fund
Fund Summary Fund/Class: Fidelity® Ultra-Short Bond Fund/Fidelity Ultra-Short Bond Fund
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Ultra-Short Bond Fund Class: Fidelity Ultra-Short Bond Fund
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	0.25%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Ultra-Short Bond Fund Class: Fidelity Ultra-Short Bond Fund
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Ultra-Short Bond Fund Class: Fidelity Ultra-Short Bond Fund
1 year	46
3 years	144
5 years	252
10 years	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.42%	September 30, 2006
Lowest Quarter Return	-6.94%	March 31, 2008
Year-to-Date Return	0.49%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Ultra-Short Bond Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Return Before Taxes Class: Fidelity Ultra-Short Bond Fund	1.15%	(1.29%)	0.06%	[1]	Aug 29, 2002
Return After Taxes on Distributions Class: Fidelity Ultra-Short Bond Fund	0.92%	(2.21%)	(0.78%)	[1]	Aug 29, 2002
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Ultra-Short Bond Fund	0.75%	(1.59%)	(0.41%)	[1]	Aug 29, 2002
Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)	0.38%	3.26%	2.70%	[1]	Aug 29, 2002
[1]	From August 29, 2002.

A T | Fidelity Ultra-Short Bond Fund
Fund Summary Class: Fidelity® Ultra-Short Bond Fund/Fidelity Advisor® Ultra-Short Bond Fund A, T
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T Fidelity Ultra-Short Bond Fund	Fidelity Ultra-Short Bond Fund - Class A		Fidelity Ultra-Short Bond Fund - Class T
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%	[1]	1.50%	[2]
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[2]
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	0.25%		0.25%
[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[2]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T Fidelity Ultra-Short Bond Fund	Fidelity Ultra-Short Bond Fund - Class A	Fidelity Ultra-Short Bond Fund - Class T
Management fee	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.15%	0.15%
Other expenses	0.16%	0.21%
Total annual operating expenses	0.63%	0.68%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example A T Fidelity Ultra-Short Bond Fund (USD $)	Fidelity Ultra-Short Bond Fund - Class A	Fidelity Ultra-Short Bond Fund - Class T
1 year	213	218
3 years	349	364
5 years	496	523
10 years	925	984

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	1.35%	September 30, 2006
Lowest Quarter Return	-7.00%	March 31, 2008
Year-to-Date Return	0.40%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T Fidelity Ultra-Short Bond Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Ultra-Short Bond Fund - Class A	(0.55%)	(1.80%)	(0.85%)	[1]	Jun 16, 2004
Return Before Taxes Fidelity Ultra-Short Bond Fund - Class T	(0.59%)	(1.82%)	(0.86%)	[1]	Jun 16, 2004
Return After Taxes on Distributions Fidelity Ultra-Short Bond Fund - Class A	(0.71%)	(2.65%)	(1.69%)	[1]	Jun 16, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Ultra-Short Bond Fund - Class A	(0.36%)	(1.98%)	(1.17%)	[1]	Jun 16, 2004
Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)	0.38%	3.26%	3.10%	[1]	Jun 16, 2004
[1]	From June 16, 2004.

Inst | Fidelity Ultra-Short Bond Fund
Fund Summary Fund/Class: Fidelity® Ultra-Short Bond Fund/Fidelity Advisor® Ultra-Short Bond Fund Institutional
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity Ultra-Short Bond Fund Fidelity Ultra-Short Bond Fund - Institutional Class
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	0.25%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity Ultra-Short Bond Fund Fidelity Ultra-Short Bond Fund - Institutional Class
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.49%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Ultra-Short Bond Fund Fidelity Ultra-Short Bond Fund - Institutional Class
1 year	50
3 years	157
5 years	274
10 years	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.41%	September 30, 2006
Lowest Quarter Return	-6.95%	March 31, 2008
Year-to-Date Return	0.48%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Ultra-Short Bond Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Ultra-Short Bond Fund - Institutional Class	1.09%	(1.35%)	(0.45%)	[1]	Jun 16, 2004
Return After Taxes on Distributions Fidelity Ultra-Short Bond Fund - Institutional Class	0.88%	(2.25%)	(1.36%)	[1]	Jun 16, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Ultra-Short Bond Fund - Institutional Class	0.71%	(1.63%)	(0.88%)	[1]	Jun 16, 2004
Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)	0.38%	3.26%	3.10%	[1]	Jun 16, 2004
[1]	From June 16, 2004.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Central Index Key	dei_EntityCentralIndexKey	0000751199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 29, 2011
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Fidelity GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® GNMA Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 367% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	367.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes.
  Investing in other U.S. Government securities and instruments related to U.S. Government securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® GNMA Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.76%	September 30, 2001
Lowest Quarter Return	-0.91%	June 30, 2004
Year-to-Date Return	3.46%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Fidelity GNMA Fund | Class: Fidelity GNMA Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.24%
2002	rr_AnnualReturn2002	8.67%
2003	rr_AnnualReturn2003	2.20%
2004	rr_AnnualReturn2004	4.20%
2005	rr_AnnualReturn2005	2.68%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	6.76%
2008	rr_AnnualReturn2008	7.12%
2009	rr_AnnualReturn2009	6.92%
2010	rr_AnnualReturn2010	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Fidelity GNMA Fund | Return Before Taxes | Class: Fidelity GNMA Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity GNMA Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.00%
Past 5 years	rr_AverageAnnualReturnYear05	6.38%
Past 10 years	rr_AverageAnnualReturnYear10	5.67%
Fidelity GNMA Fund | Return After Taxes on Distributions | Class: Fidelity GNMA Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity GNMA Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	4.94%
Past 5 years	rr_AverageAnnualReturnYear05	4.53%
Past 10 years	rr_AverageAnnualReturnYear10	3.87%
Fidelity GNMA Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity GNMA Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity GNMA Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.59%
Past 5 years	rr_AverageAnnualReturnYear05	4.37%
Past 10 years	rr_AverageAnnualReturnYear10	3.78%
Fidelity GNMA Fund | Barclays Capital�� GNMA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® GNMA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.67%
Past 5 years	rr_AverageAnnualReturnYear05	6.29%
Past 10 years	rr_AverageAnnualReturnYear10	5.86%
Retail | Fidelity Income Replacement 2016 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Income Replacement 2016 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	2.77%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2016 Fund | Class: Fidelity Income Replacement 2016 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	0.48%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(17.78%)
2009	rr_AnnualReturn2009	18.50%
2010	rr_AnnualReturn2010	8.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2016 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2016 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2016 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.71%
Life of class	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2016 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2016 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	7.86%
Life of class	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2016 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2016 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	5.71%
Life of class	rr_AverageAnnualReturnSinceInception	1.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2016 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2018 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Income Replacement 2018 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.10%	December 31, 2008
Year-to-Date Return	3.10%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2018 Fund | Class: Fidelity Income Replacement 2018 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	0.52%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(20.09%)
2009	rr_AnnualReturn2009	20.65%
2010	rr_AnnualReturn2010	9.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2018 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2018 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2018 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.84%
Life of class	rr_AverageAnnualReturnSinceInception	2.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2018 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2018 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	9.01%
Life of class	rr_AverageAnnualReturnSinceInception	1.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2018 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2018 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.47%
Life of class	rr_AverageAnnualReturnSinceInception	1.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2018 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Income Replacement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	3.34%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2020 Fund | Class: Fidelity Income Replacement 2020 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	0.54%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(21.90%)
2009	rr_AnnualReturn2009	22.11%
2010	rr_AnnualReturn2010	10.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2020 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.65%
Life of class	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	9.84%
Life of class	rr_AverageAnnualReturnSinceInception	1.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2020 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.00%
Life of class	rr_AverageAnnualReturnSinceInception	1.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2020 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2022 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Income Replacement 2022 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	3.50%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2022 Fund | Class: Fidelity Income Replacement 2022 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	0.56%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(23.02%)
2009	rr_AnnualReturn2009	23.12%
2010	rr_AnnualReturn2010	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2022 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2022 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2022 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.26%
Life of class	rr_AverageAnnualReturnSinceInception	2.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2022 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2022 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	10.47%
Life of class	rr_AverageAnnualReturnSinceInception	1.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2022 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2022 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.42%
Life of class	rr_AverageAnnualReturnSinceInception	1.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2022 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2024 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Income Replacement 2024 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.56%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	3.61%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2024 Fund | Class: Fidelity Income Replacement 2024 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.02%)
2009	rr_AnnualReturn2009	23.86%
2010	rr_AnnualReturn2010	11.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2024 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2024 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2024 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.62%
Life of class	rr_AverageAnnualReturnSinceInception	2.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2024 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2024 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	10.83%
Life of class	rr_AverageAnnualReturnSinceInception	1.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2024 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2024 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.66%
Life of class	rr_AverageAnnualReturnSinceInception	1.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2024 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2026 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Income Replacement 2026 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.93%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2026 Fund | Class: Fidelity Income Replacement 2026 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.78%)
2009	rr_AnnualReturn2009	24.38%
2010	rr_AnnualReturn2010	11.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2026 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2026 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2026 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.95%
Life of class	rr_AverageAnnualReturnSinceInception	2.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2026 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2026 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.19%
Life of class	rr_AverageAnnualReturnSinceInception	1.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2026 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2026 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of class	rr_AverageAnnualReturnSinceInception	1.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2026 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2028 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Income Replacement 2028 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	3.76%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2028 Fund | Class: Fidelity Income Replacement 2028 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(25.43%)
2009	rr_AnnualReturn2009	24.88%
2010	rr_AnnualReturn2010	12.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2028 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2028 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2028 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.14%
Life of class	rr_AverageAnnualReturnSinceInception	2.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2028 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2028 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.37%
Life of class	rr_AverageAnnualReturnSinceInception	1.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2028 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2028 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.01%
Life of class	rr_AverageAnnualReturnSinceInception	1.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2028 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Income Replacement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.37%	December 31, 2008
Year-to-Date Return	3.79%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2030 Fund | Class: Fidelity Income Replacement 2030 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.06%)
2009	rr_AnnualReturn2009	25.41%
2010	rr_AnnualReturn2010	12.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2030 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.37%
Life of class	rr_AverageAnnualReturnSinceInception	2.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.67%
Life of class	rr_AverageAnnualReturnSinceInception	1.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2030 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.17%
Life of class	rr_AverageAnnualReturnSinceInception	1.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2030 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2032 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Income Replacement 2032 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.79%	December 31, 2008
Year-to-Date Return	3.83%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2032 Fund | Class: Fidelity Income Replacement 2032 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	0.61%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.78%)
2009	rr_AnnualReturn2009	25.90%
2010	rr_AnnualReturn2010	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2032 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2032 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2032 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.52%
Life of class	rr_AverageAnnualReturnSinceInception	2.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2032 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2032 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.79%
Life of class	rr_AverageAnnualReturnSinceInception	1.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2032 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2032 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.27%
Life of class	rr_AverageAnnualReturnSinceInception	1.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2032 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2034 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Income Replacement 2034 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.25%	June 30, 2009
Lowest Quarter Return	-15.15%	December 31, 2008
Year-to-Date Return	3.87%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2034 Fund | Class: Fidelity Income Replacement 2034 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(27.66%)
2009	rr_AnnualReturn2009	26.40%
2010	rr_AnnualReturn2010	12.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2034 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2034 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2034 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.71%
Life of class	rr_AverageAnnualReturnSinceInception	1.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2034 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2034 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.98%
Life of class	rr_AverageAnnualReturnSinceInception	1.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2034 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2034 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.39%
Life of class	rr_AverageAnnualReturnSinceInception	1.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2034 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2036 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Income Replacement 2036 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	3.93%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2036 Fund | Class: Fidelity Income Replacement 2036 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(28.44%)
2009	rr_AnnualReturn2009	27.04%
2010	rr_AnnualReturn2010	12.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2036 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2036 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2036 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.92%
Life of class	rr_AverageAnnualReturnSinceInception	1.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2036 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2036 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.22%
Life of class	rr_AverageAnnualReturnSinceInception	0.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2036 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2036 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.54%
Life of class	rr_AverageAnnualReturnSinceInception	1.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2036 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Retail | Fidelity Income Replacement 2038 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Income Replacement 2038 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2009
Lowest Quarter Return	-16.16%	December 31, 2008
Year-to-Date Return	4.00%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2038 Fund | Class: Fidelity Income Replacement 2038 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.46%)
2009	rr_AnnualReturn2009	27.85%
2010	rr_AnnualReturn2010	13.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2038 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2038 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2038 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.23%
Life of class	rr_AverageAnnualReturnSinceInception	0.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2038 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2038 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.48%
Life of class	rr_AverageAnnualReturnSinceInception	(0.09%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2038 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2038 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.75%
Life of class	rr_AverageAnnualReturnSinceInception	0.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2038 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Income Replacement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.44%	December 31, 2008
Year-to-Date Return	4.11%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2040 Fund | Class: Fidelity Income Replacement 2040 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	0.65%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.79%)
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	13.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2040 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.67%
Life of class	rr_AverageAnnualReturnSinceInception	0.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.92%
Life of class	rr_AverageAnnualReturnSinceInception	0.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2040 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.04%
Life of class	rr_AverageAnnualReturnSinceInception	0.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2040 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2042 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Income Replacement 2042 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.60%	December 31, 2008
Year-to-Date Return	4.16%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Income Replacement 2042 Fund | Class: Fidelity Income Replacement 2042 Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(30.02%)
2009	rr_AnnualReturn2009	28.91%
2010	rr_AnnualReturn2010	13.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Income Replacement 2042 Fund | Return Before Taxes | Class: Fidelity Income Replacement 2042 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2042 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.75%
Life of class	rr_AverageAnnualReturnSinceInception	0.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions | Class: Fidelity Income Replacement 2042 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2042 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	13.00%
Life of class	rr_AverageAnnualReturnSinceInception	0.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Income Replacement 2042 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Income Replacement 2042 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.10%
Life of class	rr_AverageAnnualReturnSinceInception	0.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Income Replacement 2042 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Retail | Fidelity Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Ultra-Short Bond Fund/Fidelity Ultra-Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the financial services industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.42%	September 30, 2006
Lowest Quarter Return	-6.94%	March 31, 2008
Year-to-Date Return	0.49%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Ultra-Short Bond Fund | Class: Fidelity Ultra-Short Bond Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	1.87%
2004	rr_AnnualReturn2004	1.32%
2005	rr_AnnualReturn2005	2.96%
2006	rr_AnnualReturn2006	4.90%
2007	rr_AnnualReturn2007	(5.09%)
2008	rr_AnnualReturn2008	(7.83%)
2009	rr_AnnualReturn2009	0.96%
2010	rr_AnnualReturn2010	1.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.49%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Ultra-Short Bond Fund | Return Before Taxes | Class: Fidelity Ultra-Short Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Ultra-Short Bond Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.15%
Past 5 years	rr_AverageAnnualReturnYear05	(1.29%)
Life of class	rr_AverageAnnualReturnSinceInception	0.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2002
Retail | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions | Class: Fidelity Ultra-Short Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Ultra-Short Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.92%
Past 5 years	rr_AverageAnnualReturnYear05	(2.21%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.78%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2002
Retail | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Ultra-Short Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Ultra-Short Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.75%
Past 5 years	rr_AverageAnnualReturnYear05	(1.59%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.41%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2002
Retail | Fidelity Ultra-Short Bond Fund | Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® 6 Month Swap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	0.38%
Past 5 years	rr_AverageAnnualReturnYear05	3.26%
Life of class	rr_AverageAnnualReturnSinceInception	2.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2002
A T C | Fidelity Income Replacement 2016 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.42%	June 30, 2009
Lowest Quarter Return	-9.90%	December 31, 2008
Year-to-Date Return	2.64%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2016 Fund | Fidelity Income Replacement 2016 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	0.73%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	645
3 years	rr_ExpenseExampleYear03	795
5 years	rr_ExpenseExampleYear05	958
10 years	rr_ExpenseExampleYear10	1,429
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	645
3 years	rr_ExpenseExampleNoRedemptionYear03	795
5 years	rr_ExpenseExampleNoRedemptionYear05	958
10 years	rr_ExpenseExampleNoRedemptionYear10	1,429
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(17.99%)
2009	rr_AnnualReturn2009	18.20%
2010	rr_AnnualReturn2010	8.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2016 Fund | Fidelity Income Replacement 2016 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	446
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	873
10 years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	446
3 years	rr_ExpenseExampleNoRedemptionYear03	651
5 years	rr_ExpenseExampleNoRedemptionYear05	873
10 years	rr_ExpenseExampleNoRedemptionYear10	1,509
A T C | Fidelity Income Replacement 2016 Fund | Fidelity Income Replacement 2016 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	1.48%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	251
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	1,768
A T C | Fidelity Income Replacement 2016 Fund | Return Before Taxes | Fidelity Income Replacement 2016 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.21%
Life of class	rr_AverageAnnualReturnSinceInception	0.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2016 Fund | Return Before Taxes | Fidelity Income Replacement 2016 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.39%
Life of class	rr_AverageAnnualReturnSinceInception	0.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2016 Fund | Return Before Taxes | Fidelity Income Replacement 2016 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.63%
Life of class	rr_AverageAnnualReturnSinceInception	1.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2016 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	1.49%
Life of class	rr_AverageAnnualReturnSinceInception	(0.47%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2016 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.48%
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2016 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.57%	June 30, 2009
Lowest Quarter Return	-11.16%	December 31, 2008
Year-to-Date Return	2.97%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2018 Fund | Fidelity Income Replacement 2018 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	649
3 years	rr_ExpenseExampleYear03	807
5 years	rr_ExpenseExampleYear05	978
10 years	rr_ExpenseExampleYear10	1,474
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	649
3 years	rr_ExpenseExampleNoRedemptionYear03	807
5 years	rr_ExpenseExampleNoRedemptionYear05	978
10 years	rr_ExpenseExampleNoRedemptionYear10	1,474
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(20.29%)
2009	rr_AnnualReturn2009	20.33%
2010	rr_AnnualReturn2010	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2018 Fund | Fidelity Income Replacement 2018 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	450
3 years	rr_ExpenseExampleYear03	663
5 years	rr_ExpenseExampleYear05	894
10 years	rr_ExpenseExampleYear10	1,554
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	450
3 years	rr_ExpenseExampleNoRedemptionYear03	663
5 years	rr_ExpenseExampleNoRedemptionYear05	894
10 years	rr_ExpenseExampleNoRedemptionYear10	1,554
A T C | Fidelity Income Replacement 2018 Fund | Fidelity Income Replacement 2018 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	255
3 years	rr_ExpenseExampleYear03	480
5 years	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	155
3 years	rr_ExpenseExampleNoRedemptionYear03	480
5 years	rr_ExpenseExampleNoRedemptionYear05	829
10 years	rr_ExpenseExampleNoRedemptionYear10	1,813
A T C | Fidelity Income Replacement 2018 Fund | Return Before Taxes | Fidelity Income Replacement 2018 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	3.28%
Life of class	rr_AverageAnnualReturnSinceInception	0.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund | Return Before Taxes | Fidelity Income Replacement 2018 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.47%
Life of class	rr_AverageAnnualReturnSinceInception	0.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund | Return Before Taxes | Fidelity Income Replacement 2018 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.76%
Life of class	rr_AverageAnnualReturnSinceInception	1.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2018 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	2.58%
Life of class	rr_AverageAnnualReturnSinceInception	(0.43%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2018 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	2.20%
Life of class	rr_AverageAnnualReturnSinceInception	(0.09%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2018 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.46%	June 30, 2009
Lowest Quarter Return	-12.17%	December 31, 2008
Year-to-Date Return	3.21%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2020 Fund | Fidelity Income Replacement 2020 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	651
3 years	rr_ExpenseExampleYear03	813
5 years	rr_ExpenseExampleYear05	989
10 years	rr_ExpenseExampleYear10	1,497
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	651
3 years	rr_ExpenseExampleNoRedemptionYear03	813
5 years	rr_ExpenseExampleNoRedemptionYear05	989
10 years	rr_ExpenseExampleNoRedemptionYear10	1,497
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(22.10%)
2009	rr_AnnualReturn2009	21.78%
2010	rr_AnnualReturn2010	10.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2020 Fund | Fidelity Income Replacement 2020 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	452
3 years	rr_ExpenseExampleYear03	669
5 years	rr_ExpenseExampleYear05	904
10 years	rr_ExpenseExampleYear10	1,577
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	452
3 years	rr_ExpenseExampleNoRedemptionYear03	669
5 years	rr_ExpenseExampleNoRedemptionYear05	904
10 years	rr_ExpenseExampleNoRedemptionYear10	1,577
A T C | Fidelity Income Replacement 2020 Fund | Fidelity Income Replacement 2020 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	1.54%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	257
3 years	rr_ExpenseExampleYear03	486
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	486
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,834
A T C | Fidelity Income Replacement 2020 Fund | Return Before Taxes | Fidelity Income Replacement 2020 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.05%
Life of class	rr_AverageAnnualReturnSinceInception	0.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund | Return Before Taxes | Fidelity Income Replacement 2020 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.28%
Life of class	rr_AverageAnnualReturnSinceInception	0.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund | Return Before Taxes | Fidelity Income Replacement 2020 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C- Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.58%
Life of class	rr_AverageAnnualReturnSinceInception	1.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2020 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	3.38%
Life of class	rr_AverageAnnualReturnSinceInception	(0.45%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2020 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A- Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	2.71%
Life of class	rr_AverageAnnualReturnSinceInception	(0.12%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2020 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.04%	June 30, 2009
Lowest Quarter Return	-12.82%	December 31, 2008
Year-to-Date Return	3.38%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2022 Fund | Fidelity Income Replacement 2022 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	653
3 years	rr_ExpenseExampleYear03	819
5 years	rr_ExpenseExampleYear05	999
10 years	rr_ExpenseExampleYear10	1,519
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	653
3 years	rr_ExpenseExampleNoRedemptionYear03	819
5 years	rr_ExpenseExampleNoRedemptionYear05	999
10 years	rr_ExpenseExampleNoRedemptionYear10	1,519
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(23.21%)
2009	rr_AnnualReturn2009	22.81%
2010	rr_AnnualReturn2010	10.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2022 Fund | Fidelity Income Replacement 2022 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	454
3 years	rr_ExpenseExampleYear03	675
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	1,599
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	454
3 years	rr_ExpenseExampleNoRedemptionYear03	675
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	1,599
A T C | Fidelity Income Replacement 2022 Fund | Fidelity Income Replacement 2022 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	1.56%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	259
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	850
10 years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	850
10 years	rr_ExpenseExampleNoRedemptionYear10	1,856
A T C | Fidelity Income Replacement 2022 Fund | Return Before Taxes | Fidelity Income Replacement 2022 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.60%
Life of class	rr_AverageAnnualReturnSinceInception	0.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund | Return Before Taxes | Fidelity Income Replacement 2022 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.83%
Life of class	rr_AverageAnnualReturnSinceInception	0.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund | Return Before Taxes | Fidelity Income Replacement 2022 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.15%
Life of class	rr_AverageAnnualReturnSinceInception	1.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2022 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	3.95%
Life of class	rr_AverageAnnualReturnSinceInception	(0.48%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2022 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.09%
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2022 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	-13.35%	December 31, 2008
Year-to-Date Return	3.48%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2024 Fund | Fidelity Income Replacement 2024 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.83%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	655
3 years	rr_ExpenseExampleYear03	825
5 years	rr_ExpenseExampleYear05	1,009
10 years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	655
3 years	rr_ExpenseExampleNoRedemptionYear03	825
5 years	rr_ExpenseExampleNoRedemptionYear05	1,009
10 years	rr_ExpenseExampleNoRedemptionYear10	1,541
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.21%)
2009	rr_AnnualReturn2009	23.55%
2010	rr_AnnualReturn2010	11.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2024 Fund | Fidelity Income Replacement 2024 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	456
3 years	rr_ExpenseExampleYear03	681
5 years	rr_ExpenseExampleYear05	925
10 years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	456
3 years	rr_ExpenseExampleNoRedemptionYear03	681
5 years	rr_ExpenseExampleNoRedemptionYear05	925
10 years	rr_ExpenseExampleNoRedemptionYear10	1,621
A T C | Fidelity Income Replacement 2024 Fund | Fidelity Income Replacement 2024 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	261
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	1,878
A T C | Fidelity Income Replacement 2024 Fund | Return Before Taxes | Fidelity Income Replacement 2024 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.96%
Life of class	rr_AverageAnnualReturnSinceInception	0.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund | Return Before Taxes | Fidelity Income Replacement 2024 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.19%
Life of class	rr_AverageAnnualReturnSinceInception	0.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund | Return Before Taxes | Fidelity Income Replacement 2024 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.52%
Life of class	rr_AverageAnnualReturnSinceInception	1.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2024 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	4.31%
Life of class	rr_AverageAnnualReturnSinceInception	(0.49%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2024 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.33%
Life of class	rr_AverageAnnualReturnSinceInception	(0.15%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2024 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.89%	June 30, 2009
Lowest Quarter Return	-13.76%	December 31, 2008
Year-to-Date Return	3.56%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2026 Fund | Fidelity Income Replacement 2026 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.83%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	655
3 years	rr_ExpenseExampleYear03	825
5 years	rr_ExpenseExampleYear05	1,009
10 years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	655
3 years	rr_ExpenseExampleNoRedemptionYear03	825
5 years	rr_ExpenseExampleNoRedemptionYear05	1,009
10 years	rr_ExpenseExampleNoRedemptionYear10	1,541
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.96%)
2009	rr_AnnualReturn2009	24.06%
2010	rr_AnnualReturn2010	11.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2026 Fund | Fidelity Income Replacement 2026 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	456
3 years	rr_ExpenseExampleYear03	681
5 years	rr_ExpenseExampleYear05	925
10 years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	456
3 years	rr_ExpenseExampleNoRedemptionYear03	681
5 years	rr_ExpenseExampleNoRedemptionYear05	925
10 years	rr_ExpenseExampleNoRedemptionYear10	1,621
A T C | Fidelity Income Replacement 2026 Fund | Fidelity Income Replacement 2026 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	261
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	1,878
A T C | Fidelity Income Replacement 2026 Fund | Return Before Taxes | Fidelity Income Replacement 2026 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.23%
Life of class	rr_AverageAnnualReturnSinceInception	0.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund | Return Before Taxes | Fidelity Income Replacement 2026 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.48%
Life of class	rr_AverageAnnualReturnSinceInception	0.72%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund | Return Before Taxes | Fidelity Income Replacement 2026 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.82%
Life of class	rr_AverageAnnualReturnSinceInception	1.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2026 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	4.62%
Life of class	rr_AverageAnnualReturnSinceInception	(0.61%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2026 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.51%
Life of class	rr_AverageAnnualReturnSinceInception	(0.23%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2026 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	-14.10%	December 31, 2008
Year-to-Date Return	3.60%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2028 Fund | Fidelity Income Replacement 2028 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	657
3 years	rr_ExpenseExampleYear03	831
5 years	rr_ExpenseExampleYear05	1,019
10 years	rr_ExpenseExampleYear10	1,564
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	657
3 years	rr_ExpenseExampleNoRedemptionYear03	831
5 years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 years	rr_ExpenseExampleNoRedemptionYear10	1,564
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(25.61%)
2009	rr_AnnualReturn2009	24.55%
2010	rr_AnnualReturn2010	11.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2028 Fund | Fidelity Income Replacement 2028 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	458
3 years	rr_ExpenseExampleYear03	687
5 years	rr_ExpenseExampleYear05	935
10 years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	458
3 years	rr_ExpenseExampleNoRedemptionYear03	687
5 years	rr_ExpenseExampleNoRedemptionYear05	935
10 years	rr_ExpenseExampleNoRedemptionYear10	1,643
A T C | Fidelity Income Replacement 2028 Fund | Fidelity Income Replacement 2028 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	1,900
A T C | Fidelity Income Replacement 2028 Fund | Return Before Taxes | Fidelity Income Replacement 2028 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.46%
Life of class	rr_AverageAnnualReturnSinceInception	0.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund | Return Before Taxes | Fidelity Income Replacement 2028 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.69%
Life of class	rr_AverageAnnualReturnSinceInception	0.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund | Return Before Taxes | Fidelity Income Replacement 2028 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.02%
Life of class	rr_AverageAnnualReturnSinceInception	1.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2028 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	4.82%
Life of class	rr_AverageAnnualReturnSinceInception	(0.60%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2028 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.66%
Life of class	rr_AverageAnnualReturnSinceInception	(0.26%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2028 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.51%	June 30, 2009
Lowest Quarter Return	-14.40%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2030 Fund | Fidelity Income Replacement 2030 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	657
3 years	rr_ExpenseExampleYear03	831
5 years	rr_ExpenseExampleYear05	1,019
10 years	rr_ExpenseExampleYear10	1,564
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	657
3 years	rr_ExpenseExampleNoRedemptionYear03	831
5 years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 years	rr_ExpenseExampleNoRedemptionYear10	1,564
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.22%)
2009	rr_AnnualReturn2009	25.08%
2010	rr_AnnualReturn2010	12.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2030 Fund | Fidelity Income Replacement 2030 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	458
3 years	rr_ExpenseExampleYear03	687
5 years	rr_ExpenseExampleYear05	935
10 years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	458
3 years	rr_ExpenseExampleNoRedemptionYear03	687
5 years	rr_ExpenseExampleNoRedemptionYear05	935
10 years	rr_ExpenseExampleNoRedemptionYear10	1,643
A T C | Fidelity Income Replacement 2030 Fund | Fidelity Income Replacement 2030 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	1,900
A T C | Fidelity Income Replacement 2030 Fund | Return Before Taxes | Fidelity Income Replacement 2030 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.64%
Life of class	rr_AverageAnnualReturnSinceInception	0.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund | Return Before Taxes | Fidelity Income Replacement 2030 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.89%
Life of class	rr_AverageAnnualReturnSinceInception	0.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund | Return Before Taxes | Fidelity Income Replacement 2030 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.26%
Life of class	rr_AverageAnnualReturnSinceInception	1.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2030 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.07%
Life of class	rr_AverageAnnualReturnSinceInception	(0.65%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2030 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.79%
Life of class	rr_AverageAnnualReturnSinceInception	(0.28%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2030 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.84%	June 30, 2009
Lowest Quarter Return	-14.83%	December 31, 2008
Year-to-Date Return	3.71%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2032 Fund | Fidelity Income Replacement 2032 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	0.86%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	658
3 years	rr_ExpenseExampleYear03	834
5 years	rr_ExpenseExampleYear05	1,024
10 years	rr_ExpenseExampleYear10	1,575
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	658
3 years	rr_ExpenseExampleNoRedemptionYear03	834
5 years	rr_ExpenseExampleNoRedemptionYear05	1,024
10 years	rr_ExpenseExampleNoRedemptionYear10	1,575
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.95%)
2009	rr_AnnualReturn2009	25.56%
2010	rr_AnnualReturn2010	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2032 Fund | Fidelity Income Replacement 2032 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	459
3 years	rr_ExpenseExampleYear03	691
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	1,654
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	459
3 years	rr_ExpenseExampleNoRedemptionYear03	691
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	1,654
A T C | Fidelity Income Replacement 2032 Fund | Fidelity Income Replacement 2032 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	1.61%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	264
3 years	rr_ExpenseExampleYear03	508
5 years	rr_ExpenseExampleYear05	876
10 years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	508
5 years	rr_ExpenseExampleNoRedemptionYear05	876
10 years	rr_ExpenseExampleNoRedemptionYear10	1,911
A T C | Fidelity Income Replacement 2032 Fund | Return Before Taxes | Fidelity Income Replacement 2032 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.79%
Life of class	rr_AverageAnnualReturnSinceInception	0.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund | Return Before Taxes | Fidelity Income Replacement 2032 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.05%
Life of class	rr_AverageAnnualReturnSinceInception	0.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund | Return Before Taxes | Fidelity Income Replacement 2032 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.42%
Life of class	rr_AverageAnnualReturnSinceInception	1.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2032 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.20%
Life of class	rr_AverageAnnualReturnSinceInception	(0.82%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2032 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.89%
Life of class	rr_AverageAnnualReturnSinceInception	(0.41%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2032 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.21%	June 30, 2009
Lowest Quarter Return	-15.21%	December 31, 2008
Year-to-Date Return	3.75%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2034 Fund | Fidelity Income Replacement 2034 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	0.87%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	659
3 years	rr_ExpenseExampleYear03	837
5 years	rr_ExpenseExampleYear05	1,029
10 years	rr_ExpenseExampleYear10	1,586
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	659
3 years	rr_ExpenseExampleNoRedemptionYear03	837
5 years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 years	rr_ExpenseExampleNoRedemptionYear10	1,586
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(27.84%)
2009	rr_AnnualReturn2009	26.08%
2010	rr_AnnualReturn2010	12.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2034 Fund | Fidelity Income Replacement 2034 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	460
3 years	rr_ExpenseExampleYear03	694
5 years	rr_ExpenseExampleYear05	945
10 years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	460
3 years	rr_ExpenseExampleNoRedemptionYear03	694
5 years	rr_ExpenseExampleNoRedemptionYear05	945
10 years	rr_ExpenseExampleNoRedemptionYear10	1,665
A T C | Fidelity Income Replacement 2034 Fund | Fidelity Income Replacement 2034 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	1.62%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	265
3 years	rr_ExpenseExampleYear03	511
5 years	rr_ExpenseExampleYear05	881
10 years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	165
3 years	rr_ExpenseExampleNoRedemptionYear03	511
5 years	rr_ExpenseExampleNoRedemptionYear05	881
10 years	rr_ExpenseExampleNoRedemptionYear10	1,922
A T C | Fidelity Income Replacement 2034 Fund | Return Before Taxes | Fidelity Income Replacement 2034 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.98%
Life of class	rr_AverageAnnualReturnSinceInception	(0.12%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund | Return Before Taxes | Fidelity Income Replacement 2034 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.25%
Life of class	rr_AverageAnnualReturnSinceInception	0.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund | Return Before Taxes | Fidelity Income Replacement 2034 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.58%
Life of class	rr_AverageAnnualReturnSinceInception	0.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2034 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.38%
Life of class	rr_AverageAnnualReturnSinceInception	(0.87%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2034 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.01%
Life of class	rr_AverageAnnualReturnSinceInception	(0.48%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2034 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.64%	June 30, 2009
Lowest Quarter Return	-15.69%	December 31, 2008
Year-to-Date Return	3.81%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2036 Fund | Fidelity Income Replacement 2036 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	660
3 years	rr_ExpenseExampleYear03	840
5 years	rr_ExpenseExampleYear05	1,035
10 years	rr_ExpenseExampleYear10	1,597
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	660
3 years	rr_ExpenseExampleNoRedemptionYear03	840
5 years	rr_ExpenseExampleNoRedemptionYear05	1,035
10 years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(28.63%)
2009	rr_AnnualReturn2009	26.70%
2010	rr_AnnualReturn2010	12.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.81%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2036 Fund | Fidelity Income Replacement 2036 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual operating expenses	rr_ExpensesOverAssets	1.13%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	461
3 years	rr_ExpenseExampleYear03	697
5 years	rr_ExpenseExampleYear05	950
10 years	rr_ExpenseExampleYear10	1,677
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	461
3 years	rr_ExpenseExampleNoRedemptionYear03	697
5 years	rr_ExpenseExampleNoRedemptionYear05	950
10 years	rr_ExpenseExampleNoRedemptionYear10	1,677
A T C | Fidelity Income Replacement 2036 Fund | Fidelity Income Replacement 2036 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual operating expenses	rr_ExpensesOverAssets	1.63%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	266
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	887
10 years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	166
3 years	rr_ExpenseExampleNoRedemptionYear03	514
5 years	rr_ExpenseExampleNoRedemptionYear05	887
10 years	rr_ExpenseExampleNoRedemptionYear10	1,933
A T C | Fidelity Income Replacement 2036 Fund | Return Before Taxes | Fidelity Income Replacement 2036 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.17%
Life of class	rr_AverageAnnualReturnSinceInception	(0.21%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund | Return Before Taxes | Fidelity Income Replacement 2036 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.42%
Life of class	rr_AverageAnnualReturnSinceInception	0.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund | Return Before Taxes | Fidelity Income Replacement 2036 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.80%
Life of class	rr_AverageAnnualReturnSinceInception	0.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2036 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.61%
Life of class	rr_AverageAnnualReturnSinceInception	(1.06%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2036 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.15%
Life of class	rr_AverageAnnualReturnSinceInception	(0.63%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2036 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
A T C | Fidelity Income Replacement 2038 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.12%	June 30, 2009
Lowest Quarter Return	-16.23%	December 31, 2008
Year-to-Date Return	3.87%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2038 Fund | Fidelity Income Replacement 2038 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	661
3 years	rr_ExpenseExampleYear03	843
5 years	rr_ExpenseExampleYear05	1,040
10 years	rr_ExpenseExampleYear10	1,608
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	661
3 years	rr_ExpenseExampleNoRedemptionYear03	843
5 years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 years	rr_ExpenseExampleNoRedemptionYear10	1,608
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.65%)
2009	rr_AnnualReturn2009	27.56%
2010	rr_AnnualReturn2010	12.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2038 Fund | Fidelity Income Replacement 2038 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	462
3 years	rr_ExpenseExampleYear03	700
5 years	rr_ExpenseExampleYear05	956
10 years	rr_ExpenseExampleYear10	1,688
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	462
3 years	rr_ExpenseExampleNoRedemptionYear03	700
5 years	rr_ExpenseExampleNoRedemptionYear05	956
10 years	rr_ExpenseExampleNoRedemptionYear10	1,688
A T C | Fidelity Income Replacement 2038 Fund | Fidelity Income Replacement 2038 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	1.64%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	267
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	892
10 years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	517
5 years	rr_ExpenseExampleNoRedemptionYear05	892
10 years	rr_ExpenseExampleNoRedemptionYear10	1,944
A T C | Fidelity Income Replacement 2038 Fund | Return Before Taxes | Fidelity Income Replacement 2038 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.43%
Life of class	rr_AverageAnnualReturnSinceInception	(1.52%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2038 Fund | Return Before Taxes | Fidelity Income Replacement 2038 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.73%
Life of class	rr_AverageAnnualReturnSinceInception	(0.99%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2038 Fund | Return Before Taxes | Fidelity Income Replacement 2038 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.10%
Life of class	rr_AverageAnnualReturnSinceInception	(0.30%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2038 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.82%
Life of class	rr_AverageAnnualReturnSinceInception	(2.21%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2038 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.32%
Life of class	rr_AverageAnnualReturnSinceInception	(1.65%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2038 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.39%	June 30, 2009
Lowest Quarter Return	-16.50%	December 31, 2008
Year-to-Date Return	3.99%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2040 Fund | Fidelity Income Replacement 2040 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	662
3 years	rr_ExpenseExampleYear03	845
5 years	rr_ExpenseExampleYear05	1,045
10 years	rr_ExpenseExampleYear10	1,619
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	662
3 years	rr_ExpenseExampleNoRedemptionYear03	845
5 years	rr_ExpenseExampleNoRedemptionYear05	1,045
10 years	rr_ExpenseExampleNoRedemptionYear10	1,619
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.96%)
2009	rr_AnnualReturn2009	28.12%
2010	rr_AnnualReturn2010	13.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2040 Fund | Fidelity Income Replacement 2040 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	1.15%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	463
3 years	rr_ExpenseExampleYear03	703
5 years	rr_ExpenseExampleYear05	961
10 years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	463
3 years	rr_ExpenseExampleNoRedemptionYear03	703
5 years	rr_ExpenseExampleNoRedemptionYear05	961
10 years	rr_ExpenseExampleNoRedemptionYear10	1,699
A T C | Fidelity Income Replacement 2040 Fund | Fidelity Income Replacement 2040 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	1.65%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	268
3 years	rr_ExpenseExampleYear03	520
5 years	rr_ExpenseExampleYear05	897
10 years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	520
5 years	rr_ExpenseExampleNoRedemptionYear05	897
10 years	rr_ExpenseExampleNoRedemptionYear10	1,955
A T C | Fidelity Income Replacement 2040 Fund | Return Before Taxes | Fidelity Income Replacement 2040 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.87%
Life of class	rr_AverageAnnualReturnSinceInception	(1.39%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund | Return Before Taxes | Fidelity Income Replacement 2040 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.14%
Life of class	rr_AverageAnnualReturnSinceInception	(0.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund | Return Before Taxes | Fidelity Income Replacement 2040 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.54%
Life of class	rr_AverageAnnualReturnSinceInception	(0.18%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2040 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	6.26%
Life of class	rr_AverageAnnualReturnSinceInception	(2.06%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2040 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.62%
Life of class	rr_AverageAnnualReturnSinceInception	(1.53%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2040 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.61%	June 30, 2009
Lowest Quarter Return	-16.64%	December 31, 2008
Year-to-Date Return	4.03%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Income Replacement 2042 Fund | Fidelity Income Replacement 2042 Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	663
3 years	rr_ExpenseExampleYear03	848
5 years	rr_ExpenseExampleYear05	1,050
10 years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	663
3 years	rr_ExpenseExampleNoRedemptionYear03	848
5 years	rr_ExpenseExampleNoRedemptionYear05	1,050
10 years	rr_ExpenseExampleNoRedemptionYear10	1,630
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(30.20%)
2009	rr_AnnualReturn2009	28.59%
2010	rr_AnnualReturn2010	13.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T C | Fidelity Income Replacement 2042 Fund | Fidelity Income Replacement 2042 Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	464
3 years	rr_ExpenseExampleYear03	706
5 years	rr_ExpenseExampleYear05	966
10 years	rr_ExpenseExampleYear10	1,710
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	464
3 years	rr_ExpenseExampleNoRedemptionYear03	706
5 years	rr_ExpenseExampleNoRedemptionYear05	966
10 years	rr_ExpenseExampleNoRedemptionYear10	1,710
A T C | Fidelity Income Replacement 2042 Fund | Fidelity Income Replacement 2042 Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	1.66%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	269
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	902
10 years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	169
3 years	rr_ExpenseExampleNoRedemptionYear03	523
5 years	rr_ExpenseExampleNoRedemptionYear05	902
10 years	rr_ExpenseExampleNoRedemptionYear10	1,965
A T C | Fidelity Income Replacement 2042 Fund | Return Before Taxes | Fidelity Income Replacement 2042 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.93%
Life of class	rr_AverageAnnualReturnSinceInception	(1.36%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund | Return Before Taxes | Fidelity Income Replacement 2042 Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.22%
Life of class	rr_AverageAnnualReturnSinceInception	(0.83%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund | Return Before Taxes | Fidelity Income Replacement 2042 Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.63%
Life of class	rr_AverageAnnualReturnSinceInception	(0.14%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2042 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	6.33%
Life of class	rr_AverageAnnualReturnSinceInception	(2.03%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2042 Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.66%
Life of class	rr_AverageAnnualReturnSinceInception	(1.50%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
A T C | Fidelity Income Replacement 2042 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2016 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	2.77%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2016 Fund | Fidelity Income Replacement 2016 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	0.48%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(17.78%)
2009	rr_AnnualReturn2009	18.50%
2010	rr_AnnualReturn2010	8.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2016 Fund | Return Before Taxes | Fidelity Income Replacement 2016 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.71%
Life of class	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2016 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	7.86%
Life of class	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2016 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2016 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	5.71%
Life of class	rr_AverageAnnualReturnSinceInception	1.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2016 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2018 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.12%	December 31, 2008
Year-to-Date Return	3.10%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2018 Fund | Fidelity Income Replacement 2018 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	0.52%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(20.10%)
2009	rr_AnnualReturn2009	20.67%
2010	rr_AnnualReturn2010	9.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2018 Fund | Return Before Taxes | Fidelity Income Replacement 2018 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.82%
Life of class	rr_AverageAnnualReturnSinceInception	2.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2018 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	8.99%
Life of class	rr_AverageAnnualReturnSinceInception	1.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2018 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2018 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.45%
Life of class	rr_AverageAnnualReturnSinceInception	1.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2018 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	3.32%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2020 Fund | Fidelity Income Replacement 2020 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	0.54%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(21.90%)
2009	rr_AnnualReturn2009	22.11%
2010	rr_AnnualReturn2010	10.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2020 Fund | Return Before Taxes | Fidelity Income Replacement 2020 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.67%
Life of class	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2020 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	9.87%
Life of class	rr_AverageAnnualReturnSinceInception	1.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2020 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.02%
Life of class	rr_AverageAnnualReturnSinceInception	1.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2020 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2022 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program® is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	3.50%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2022 Fund | Fidelity Income Replacement 2022 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	0.56%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(23.02%)
2009	rr_AnnualReturn2009	23.12%
2010	rr_AnnualReturn2010	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2022 Fund | Return Before Taxes | Fidelity Income Replacement 2022 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.26%
Life of class	rr_AverageAnnualReturnSinceInception	2.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2022 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	10.47%
Life of class	rr_AverageAnnualReturnSinceInception	1.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2022 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2022 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.42%
Life of class	rr_AverageAnnualReturnSinceInception	1.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2022 Fund | Barclays Capital�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2024 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.59%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	3.61%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2024 Fund | Fidelity Income Replacement 2024 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.04%)
2009	rr_AnnualReturn2009	23.89%
2010	rr_AnnualReturn2010	11.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2024 Fund | Return Before Taxes | Fidelity Income Replacement 2024 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.62%
Life of class	rr_AverageAnnualReturnSinceInception	2.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2024 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	10.83%
Life of class	rr_AverageAnnualReturnSinceInception	1.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2024 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2024 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.66%
Life of class	rr_AverageAnnualReturnSinceInception	1.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2024 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2026 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.96%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2026 Fund | Fidelity Income Replacement 2026 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(24.78%)
2009	rr_AnnualReturn2009	24.38%
2010	rr_AnnualReturn2010	11.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2026 Fund | Return Before Taxes | Fidelity Income Replacement 2026 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.95%
Life of class	rr_AverageAnnualReturnSinceInception	2.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2026 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.19%
Life of class	rr_AverageAnnualReturnSinceInception	1.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2026 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2026 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of class	rr_AverageAnnualReturnSinceInception	1.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2026 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2028 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	3.76%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2028 Fund | Fidelity Income Replacement 2028 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(25.43%)
2009	rr_AnnualReturn2009	24.88%
2010	rr_AnnualReturn2010	12.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2028 Fund | Return Before Taxes | Fidelity Income Replacement 2028 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.14%
Life of class	rr_AverageAnnualReturnSinceInception	2.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2028 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.37%
Life of class	rr_AverageAnnualReturnSinceInception	1.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2028 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2028 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.01%
Life of class	rr_AverageAnnualReturnSinceInception	1.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2028 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.34%	December 31, 2008
Year-to-Date Return	3.79%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2030 Fund | Fidelity Income Replacement 2030 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.04%)
2009	rr_AnnualReturn2009	25.37%
2010	rr_AnnualReturn2010	12.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2030 Fund | Return Before Taxes | Fidelity Income Replacement 2030 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.37%
Life of class	rr_AverageAnnualReturnSinceInception	2.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2030 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.67%
Life of class	rr_AverageAnnualReturnSinceInception	1.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2030 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.17%
Life of class	rr_AverageAnnualReturnSinceInception	1.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2030 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2032 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.77%	December 31, 2008
Year-to-Date Return	3.83%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2032 Fund | Fidelity Income Replacement 2032 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	0.61%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(26.76%)
2009	rr_AnnualReturn2009	25.87%
2010	rr_AnnualReturn2010	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2032 Fund | Return Before Taxes | Fidelity Income Replacement 2032 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.52%
Life of class	rr_AverageAnnualReturnSinceInception	2.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2032 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.79%
Life of class	rr_AverageAnnualReturnSinceInception	1.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2032 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2032 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.27%
Life of class	rr_AverageAnnualReturnSinceInception	1.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2032 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2034 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.28%	June 30, 2009
Lowest Quarter Return	-15.17%	December 31, 2008
Year-to-Date Return	3.89%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2034 Fund | Fidelity Income Replacement 2034 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(27.66%)
2009	rr_AnnualReturn2009	26.40%
2010	rr_AnnualReturn2010	12.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2034 Fund | Return Before Taxes | Fidelity Income Replacement 2034 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.71%
Life of class	rr_AverageAnnualReturnSinceInception	1.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2034 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	11.98%
Life of class	rr_AverageAnnualReturnSinceInception	1.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2034 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2034 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.39%
Life of class	rr_AverageAnnualReturnSinceInception	1.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2034 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2036 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	3.93%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2036 Fund | Fidelity Income Replacement 2036 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(28.44%)
2009	rr_AnnualReturn2009	27.01%
2010	rr_AnnualReturn2010	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2036 Fund | Return Before Taxes | Fidelity Income Replacement 2036 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.94%
Life of class	rr_AverageAnnualReturnSinceInception	1.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2036 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.24%
Life of class	rr_AverageAnnualReturnSinceInception	0.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2036 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2036 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.56%
Life of class	rr_AverageAnnualReturnSinceInception	1.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2036 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.16%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2007
Inst | Fidelity Income Replacement 2038 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.19%	June 30, 2009
Lowest Quarter Return	-16.18%	December 31, 2008
Year-to-Date Return	4.02%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2038 Fund | Fidelity Income Replacement 2038 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.48%)
2009	rr_AnnualReturn2009	27.89%
2010	rr_AnnualReturn2010	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2038 Fund | Return Before Taxes | Fidelity Income Replacement 2038 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.21%
Life of class	rr_AverageAnnualReturnSinceInception	0.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2038 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.46%
Life of class	rr_AverageAnnualReturnSinceInception	(0.09%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2038 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2038 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.73%
Life of class	rr_AverageAnnualReturnSinceInception	0.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2038 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.46%	December 31, 2008
Year-to-Date Return	4.11%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2040 Fund | Fidelity Income Replacement 2040 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	0.65%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.79%)
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	13.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2040 Fund | Return Before Taxes | Fidelity Income Replacement 2040 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.67%
Life of class	rr_AverageAnnualReturnSinceInception	0.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2040 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.92%
Life of class	rr_AverageAnnualReturnSinceInception	0.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2040 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.04%
Life of class	rr_AverageAnnualReturnSinceInception	0.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2040 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2042 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through a combination of current income and capital growth.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.58%	December 31, 2008
Year-to-Date Return	4.14%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Income Replacement 2042 Fund | Fidelity Income Replacement 2042 Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(30.02%)
2009	rr_AnnualReturn2009	28.91%
2010	rr_AnnualReturn2010	13.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Income Replacement 2042 Fund | Return Before Taxes | Fidelity Income Replacement 2042 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.75%
Life of class	rr_AverageAnnualReturnSinceInception	0.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions | Fidelity Income Replacement 2042 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	13.00%
Life of class	rr_AverageAnnualReturnSinceInception	0.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2042 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Income Replacement 2042 Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.10%
Life of class	rr_AverageAnnualReturnSinceInception	0.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Income Replacement 2042 Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(2.86%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Inst | Fidelity Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Ultra-Short Bond Fund/Fidelity Advisor® Ultra-Short Bond Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the financial services industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.41%	September 30, 2006
Lowest Quarter Return	-6.95%	March 31, 2008
Year-to-Date Return	0.48%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Ultra-Short Bond Fund | Fidelity Ultra-Short Bond Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	2.92%
2006	rr_AnnualReturn2006	4.86%
2007	rr_AnnualReturn2007	(5.12%)
2008	rr_AnnualReturn2008	(7.91%)
2009	rr_AnnualReturn2009	0.87%
2010	rr_AnnualReturn2010	1.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Ultra-Short Bond Fund | Return Before Taxes | Fidelity Ultra-Short Bond Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.09%
Past 5 years	rr_AverageAnnualReturnYear05	(1.35%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.45%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
Inst | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions | Fidelity Ultra-Short Bond Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.88%
Past 5 years	rr_AverageAnnualReturnYear05	(2.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.36%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
Inst | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Ultra-Short Bond Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.71%
Past 5 years	rr_AverageAnnualReturnYear05	(1.63%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.88%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
Inst | Fidelity Ultra-Short Bond Fund | Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® 6 Month Swap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	0.38%
Past 5 years	rr_AverageAnnualReturnYear05	3.26%
Life of class	rr_AverageAnnualReturnSinceInception	3.10%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
A T | Fidelity Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Class: Fidelity® Ultra-Short Bond Fund/Fidelity Advisor® Ultra-Short Bond Fund A, T
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table	fif751199_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fif751199_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types, and repurchase agreements for those securities.
  Normally investing in U.S. dollar-denominated money market and investment-grade debt securities, including shares of a short-term bond fund managed by an affiliate of Fidelity Management & Research Company (FMR), and repurchase agreements.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 6 Month Swap Index.
  Normally maintaining a dollar-weighted average maturity of two years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the financial services industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fif751199_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	1.35%	September 30, 2006
Lowest Quarter Return	-7.00%	March 31, 2008
Year-to-Date Return	0.40%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T | Fidelity Ultra-Short Bond Fund | Fidelity Ultra-Short Bond Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.50%	[8]
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	213
3 years	rr_ExpenseExampleYear03	349
5 years	rr_ExpenseExampleYear05	496
10 years	rr_ExpenseExampleYear10	925
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	4.73%
2007	rr_AnnualReturn2007	(5.38%)
2008	rr_AnnualReturn2008	(8.17%)
2009	rr_AnnualReturn2009	0.88%
2010	rr_AnnualReturn2010	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T | Fidelity Ultra-Short Bond Fund | Fidelity Ultra-Short Bond Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.50%	[9]
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program��)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	218
3 years	rr_ExpenseExampleYear03	364
5 years	rr_ExpenseExampleYear05	523
10 years	rr_ExpenseExampleYear10	984
A T | Fidelity Ultra-Short Bond Fund | Return Before Taxes | Fidelity Ultra-Short Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.55%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.80%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.85%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
A T | Fidelity Ultra-Short Bond Fund | Return Before Taxes | Fidelity Ultra-Short Bond Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.59%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.82%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.86%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
A T | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions | Fidelity Ultra-Short Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(0.71%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.65%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.69%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
A T | Fidelity Ultra-Short Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Ultra-Short Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.36%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.98%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.17%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004
A T | Fidelity Ultra-Short Bond Fund | Barclays Capital�� 6 Month Swap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® 6 Month Swap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	0.38%
Past 5 years	rr_AverageAnnualReturnYear05	3.26%
Life of class	rr_AverageAnnualReturnSinceInception	3.10%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2004

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	From August 30, 2007.
[3]	From December 31, 2007.
[4]	From August 29, 2002.
[5]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[6]	On Class C shares redeemed less than one year after purchase.
[7]	From June 16, 2004.
[8]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[9]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.